Consolidated statement of income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues (Note 1)
Liquids Pipelines	CAD 1,755	CAD 1,879	CAD 1,547
Energy	4,164	4,038	3,725
Total Revenues	12,505	11,300	10,185
Income from Equity Investments (Note 9)	514	440	522
Operating and Other Expenses
Plant operating costs and other	3,819	3,250	2,973
Commodity purchases resold	2,172	2,237	1,836
Property taxes	555	517	473
Depreciation and amortization	1,939	1,765	1,611
Goodwill and other asset impairment charges (Note 8, 11 and 12)	1,388	3,745	0
Total Operating and Other Expenses	9,873	11,514	6,893
(Loss)/Gain on Assets Held for Sale/Sold (Notes 6 and 26)	(833)	(125)	117
Financial Charges
Interest expense (Note 17)	1,927	1,398	1,235
Allowance for funds used during construction	419	295	136
Interest income and other	(117)	103	8
Total Financial Charges/(Income)	1,391	1,206	1,107
Income/(Loss) before Income Taxes	922	(1,105)	2,824
Income Tax Expense/(Recovery) (Note 16)
Current	157	137	146
Deferred	192	(102)	684
Total Income Tax Expense/(Recovery)	349	35	830
Net Income/(Loss)	573	(1,140)	1,994
Net Income attributable to non-controlling interests (Note 19)	252	6	151
Net Income/(Loss) Attributable to Controlling Interests	321	(1,146)	1,843
Preferred share dividends	0	0	2
Net Income/(Loss) Attributable to Common Shares	321	(1,146)	1,841
Canadian Natural Gas Pipelines
Revenues (Note 1)
Revenues	3,682	3,680	3,557
U.S. Natural Gas Pipelines
Revenues (Note 1)
Revenues	2,526	1,444	1,159
Mexico Natural Gas Pipelines
Revenues (Note 1)
Revenues	CAD 378	CAD 259	CAD 197